Consolidated Statements of Changes in Stockholders Equity $ in Thousands, $ in Thousands	Issued capital [member] CAD ($) shares	Issued capital [member] USD ($) shares	Reserve of share-based payments [member] CAD ($)	Reserve of share-based payments [member] USD ($)	Tax incentive reserve [member] CAD ($)	Tax incentive reserve [member] USD ($)	Accumulated other comprehensive income [member] CAD ($)	Accumulated other comprehensive income [member] USD ($)	Retained earnings [member] CAD ($)	Retained earnings [member] USD ($)	CAD ($) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2022 | shares	104,710,042	104,710,042
Balance at Dec. 31, 2022	$ 276,711		$ 103,936		$ 0		$ (3,030)		$ (194,511)		$ 183,106
Statement Line Items [Line Items]
Exercise of RSUs (in shares) | shares	5,339,429	5,339,429
Exercise of RSUs		$ 109,282		$ (109,282)		$ 0		$ 0		$ 0		$ 0
Exercise of stock options (in shares) | shares	10,000	10,000
Exercise of stock options		$ 42		(20)								22
Stock-based compensation		0		64,340		0		0		0		64,340
Net loss for the year		0		0		0		0		(38,246)	$ (38,246)	(38,246)
Other comprehensive income for the year		$ 0		0		0		5,062		0		$ 5,062
Balance (in shares) at Dec. 31, 2023 | shares	110,059,471	110,059,471									110,059,471	110,059,471
Balance at Dec. 31, 2023	$ 386,035		58,974		0		2,032		(232,757)		$ 214,284
Statement Line Items [Line Items]
Exercise of RSUs (in shares) | shares	1,207,808	1,207,808
Exercise of RSUs		$ 48,619		(48,619)		0		0		0		$ 0
Stock-based compensation		0		13,154		0		0		0		13,154
Net loss for the year		$ 0		$ 0		$ 0		$ 0		$ (69,981)	(69,981)	$ (69,981)
Other comprehensive income for the year	$ 0		0		0		(28,067)		0		(28,067)
a) Tax incentive reserve	$ 0		0		3,440		0		0		$ 3,440
Balance (in shares) at Dec. 31, 2024 | shares	111,267,279	111,267,279									111,267,279	111,267,279
Balance at Dec. 31, 2024	$ 434,654		$ 23,509		$ 3,440		$ (26,035)		$ (302,738)		$ 132,830